[USAA EAGLE LOGO (R)]
9800 Fredericksburg Road
San Antonio, Texas 78288

VIA EDGAR                                                                                                           June 5, 2015

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Reference:  USAA Mutual Funds Trust
        Post-Effective Amendment No. 111 to
        Registration Statement on Form N-1A
       1933 Act File No. 033-65572
       1940 Act File No. 811-7852

Dear Sir or Madam,

On behalf of USAA Mutual Funds Trust, a Delaware statutory trust (the Registrant), we hereby enclose for filing with the Securities and Exchange Commission (the Commission) pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the 1933 Act), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 111 (the Amendment) to the above-captioned Registration Statement, together with the exhibits indicated as being filed herewith. The manually executed original, held on file, has been sequentially numbered in accordance with the provisions of Rule 403 under the 1933 Act.

As indicated on the cover page of the Amendment, the Registrant has elected to have the Amendment become effective on August 7, 2015, pursuant to Rule 485(a)(1) under the 1933 Act.

The Amendment is being filed with respect to the USAA Mutual Funds Trust (Government Securities Fund, World Growth Fund, Capital Growth Fund, and Growth & Income Fund) to (1) incorporate revised language to include an additional share class, i.e., Institutional Shares to the Government Securities Fund, World Growth Fund, Capital Growth Fund and Growth & Income Fund; and (2) to make such other non-material changes as appropriate.

If you have any questions with respect to the enclosed, please contact me at (210) 498-4628.

Sincerely,

/S/ JAMES G. WHETZEL

James G. Whetzel
Secretary
USAA Mutual Funds Trust